COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies [Table Text Block]
The following table presents by type First Financial's active loan balances and related obligations to extend credit:

	December 31, 2024		December 31, 2023
(dollars in thousands)	Unfunded commitment	Loan balance	Unfunded commitment	Loan balance
Commercial & industrial	$1,887,965	$3,815,858	$1,942,868	$3,501,221
Lease financing	0	598,045	0	474,817
Construction real estate	327,743	779,446	565,009	564,832
Commercial real estate-investor	95,810	3,093,384	101,689	3,138,629
Commercial real estate-owner	40,791	968,360	40,346	942,310
Residential real estate	76,401	1,462,284	98,686	1,333,674
Home equity	1,002,965	849,039	972,474	758,676
Installment	33,200	133,051	25,841	159,078
Credit card	285,782	62,311	235,686	59,939
Total	$3,750,657	$11,761,778	$3,982,599	$10,933,176

Investment Holdings, Schedule of Investments
The following table summarizes First Financial's investments in affordable housing projects and other tax credit investments.

(Dollars in thousands)		December 31, 2024		December 31, 2023
Investment	Accounting Method	Investment	Unfunded commitment	Investment	Unfunded commitment
LIHTC	Proportional amortization	$148,942	$72,830	$142,933	$80,465
HTC	Proportional amortization	14,077	56	0	0
HTC	Equity	8,781	6,656	19,798	14,043
NMTC	Equity	1,191	0	1,938	0
Renewable energy	Equity	10,571	222	23,981	1,857
Total		$183,562	$79,764	$188,650	$96,365

The following tables summarize First Financial's amortization expense and tax benefit recognized in affordable housing projects and other tax credit investments.

		Twelve months ended
(Dollars in thousands)		December 31, 2024		December 31, 2023		December 31, 2022
Investment	Accounting Method	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)
LIHTC	Proportional amortization	$15,481	$(15,662)	$14,545	$(14,563)	$11,929	$(11,088)
HTC	Proportional amortization	3,057	(4,417)	0	0	0	0
HTC	Equity	1,420	(403)	0	(319)	0	(319)
NMTC	Equity	125	(5)	415	(210)	415	(210)
Renewable energy	Equity	12,851	(12,667)	0	0	23,411	(25,473)
Total		$32,934	$(33,154)	$14,960	$(15,092)	$35,755	$(37,090)

(1) The amortization expense for the LIHTC investments is included in income tax expense. The amortization expense for the HTC, NMTC, and Renewable energy tax credits is included in other noninterest expense.

(2) All of the tax benefits recognized are included in Income tax expense. The tax benefit recognized for the HTC, NMTC, and Renewable energy investments primarily reflects the tax credits generated from the investments and excludes the net tax expense (benefit) and deferred tax liability of the investments’ income (loss).